Condensed Financial Information of The Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Balance Sheets [Line Items]
Redeemable ordinary shares	[1]	10,526,300	10,526,300
Redeemable ordinary shares, per share (in Dollars per share)	[1]	$ 1.34	$ 1.34
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		800,000,000	800,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	[1]	27,565,800	15,789,500
Ordinary shares, shares outstanding	[1]	27,565,800	15,789,500
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized		1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	26,315,800	26,315,800
Ordinary shares, shares outstanding	[1]	26,315,800	26,315,800

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.